SHARE BASED COMPENSATION - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 61,497	$ 71,055	$ 241,689
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			172,200
Technology, data and product development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	8,695	12,375	81,337
Selling and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	14,666	13,216	58,377
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 38,136	$ 45,464	$ 101,975